Unconsolidated Affiliate Companies (Tables)	12 Months Ended
Dec. 02, 2012
Unconsolidated Affiliate Companies
Summary of financial information for joint ventures

Summarized financial information for these joint ventures is as follows (in thousands):

	2012	2011
Current assets	$27,451	$25,627
Noncurrent assets	4,553	4,456
Current liabilities	16,432	12,223
Noncurrent liabilities	—	—

	2012	2011	2010
Revenues	$71,952	$55,925	44,946
Gross profit	45,668	35,949	27,481
Income from operations	12,863	8,173	8,372
Net income	10,350	6,742	6,898